NOTE 1: NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Note 1 Nature Of Operations And Going Concern
Working capital deficiency	$ (1,746,818)	$ (4,185,359)
Retained earnings	$ (30,078,630)	$ (13,012,319)